Trade receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade Receivables [Abstract]
Summary of Trade Receivables

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Trade receivables (refer Note 48)	32,042	24,212	291
Less: impairment allowances for expected credit losses	(1,355)	(2,356)	(28)
Total	30,687	21,856	262

Non-current	9,072	8,087	97
Current	21,615	13,769	165

Notes:

(i) Trade receivables are non-interest bearing and are generally on terms of 7-60 days.

(ii) Includes unbilled revenue of INR 6,547 (March 31, 2023: INR 5,840).

(iii) Refer Note 33(i) for modification of contractual cash flows.

(iv) Movement in the allowance for expected credit loss represents provision created during the year of INR 1,001 (March 31, 2023: INR 389).

(v) There is no material movement in trade receivables except for billing and collection.